Share capital	6 Months Ended
Jun. 30, 2025
Share capital
Share capital

14.Share capital

As of June 30, 2025, the share capital amounted to €118 (December 31, 2024: €132), comprising 116,944,667 fully paid-up ordinary shares with a par value of $0.000001. Excluding the 8,651,247 treasury shares, there were 116,944,667 shares issued and outstanding June 30, 2025.

The decrease in share capital resulted from the following transactions:

●	Repurchasing 13,804,733 shares held by Meritz in June 2025 reduced share capital by €13. As of the end of June 2025, LGHL has completed the repurchase of all shares held by Meritz. The 19,050,381 shares have been cancelled, including 13,804,733 shares repurchased in June 2025 and the 5,245,648 shares repurchased in 2024, with this cancellation leading to a reduction of €46,576 thousand in treasury shares.
●	In June 2025, LGHL repurchased and cancelled 375,157 ordinary shares from Itochu Corporation, resulting in a decrease in share capital by €0.36.